INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES

NOTE 7 — INVENTORIES

As of December 31, 2022, and 2021 inventories consist of:

	As of December 31,
	2022	2021
Movie production costs	$648,337	$—
Books and periodicals	258,497	—
Food and beverage	48,677	38,500
Merchandise	45,350	51,777
Consumables	1,116	2,253
	$1,001,977	$92,530